Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000939934_SupplementTextBlock

SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes related to the benchmark indices of the Long Duration Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	SIIT LONG DURATION FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Change in Benchmark Indices for the Long Duration Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2012)," in the "Performance Information" section of the Fund Summary for the Long Duration Fund, the first paragraph is hereby deleted and replaced with the following:

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 and 70/30 Blended Benchmarks, each of which consists of the Barclays Capital U.S. Long Credit Index and the Barclays Capital U.S. Long Government Index. The Fund's Blended Benchmarks are designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index. The Fund added the 70/30 Blended Benchmark because it more closely aligns with the Fund's investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 and 70/30 Blended Benchmarks, each of which consists of the Barclays Capital U.S. Long Credit Index and the Barclays Capital U.S. Long Government Index. The Fund's Blended Benchmarks are designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index. The Fund added the 70/30 Blended Benchmark because it more closely aligns with the Fund's investment strategy.

In addition, the table under the same heading is hereby deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes to the benchmark indices of the Long Duration Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.58%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.54%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
SIIT LONG DURATION FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%

[1]	Index returns are shown from April 30, 2004.